Goodwill and Intangible Assets, Net	12 Months Ended
Jun. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

Note 5 - Goodwill and Intangible Assets, Net

Goodwill

The following table reflects the changes in the carrying amount of goodwill during the year ended June 30, 2020:

Balance as of June 30, 2019	$—
Additions due to acquisitions	20,254,309
Balance as of June 30, 2020	$20,254,309

Finite-lived Intangible Assets, Net

Intangible assets as of June 30, 2020 consist of the following:

	Weighted average remaining amortization period (in years)	Gross carrying amount	Accumulated amortization	Net carrying amount
Acquired developed technology	4.42	$7,370,000	$(679,696)	$6,690,304
Acquired trade names	7.40	420,000	(23,248)	396,752
Customer relationships	1.75	220,000	(24,475)	195,525
Other intangible assets, not yet placed into service	N/A	211,394	—	211,394
Intangible assets		$8,221,394	$(727,419)	$7,493,975

Capitalized software - In-service	1.86	2,852,044	(560,528)	2,291,516
Capitalized software - Work in Progress	N/A	337,788	—	337,788
Total Capitalized Software		3,189,832	(560,528)	2,629,304
Total finite-lived intangible assets		$11,411,226	$(1,287,947)	$10,123,279

We record amortization expense associated with acquired developed technology, acquired trade names, and customer relationships. The amortization expense of all finite-lived intangible assets, which includes capitalized software was $1.3 million for the year ended June 30, 2020.

As of June 30, 2020, expected amortization expense relating to capitalized software and purchased intangible assets for each of the next five years and thereafter is as follows:

	Acquired Intangible Assets	Capitalized Software
2021	$1,711,444	$1,325,851
2022	1,663,607	806,012
2023	1,490,511	63,838
2024	1,469,778	63,838
2025	813,444	31,977
Thereafter	133,797	—
Total	$7,282,581	$2,291,516